Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

The Company’s intangible assets include the following on March 31, 2024:

	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(321,000)	$-
Intellectual property	10,000	(1,389)	8,611
Total Intangible Assets	$331,000	$(322,389)	$8,611

The Company’s intangible assets include the following on December 31, 2023:

	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(321,000)	$-
Intellectual property	10,000	(556)	9,444
Total Intangible Assets	$331,000	$(321,556)	$9,444

Amortization expense was $833 and $26,750 for the three months ended March 31, 2024 and 2023, respectively. The Company’s proprietary technology is being amortized over its estimated useful life of three years.

For the three months ended March 31, 2024
As of December 31, 2023	321,000
Additions	-
As of March 31, 2024	$321,000

NOTE 5 – INTANGIBLE ASSETS

The Company’s intangible assets include the following on December 31, 2023:

	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(321,000)	$-
Intellectual property	10,000	556	9,444
Total Intangible Assets	$321,000	$(321,556)	$9,444

The Company’s intangible assets include the following on December 31, 2022:

	Cost Basis	Accumulated Amortization	Net
Proprietary Technology	$321,000	$(214,000)	$107,000
Total Intangible Assets	$321,000	$(214,000)	$107,000

Amortization expense was $107,556 and $107,000 for the years ended December 31, 2023 and 2022, respectively. The Company’s proprietary technology is being amortized over its estimated useful life of three years.